Share Capital and Reserves - Schedule of Outstanding and Exercisable Stock Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares shares
Schedule of Outstanding and Exercisable Stock Options [Line Items]
Exercise price | $ / shares	$ 0.89	[1]
Number of options outstanding	7,984	[1]
Weighted-average remaining contractual life (years)	3 years 2 months 12 days
Number of options exercisable	4,427	[1],[2]
November 10, 2022 [Member]
Schedule of Outstanding and Exercisable Stock Options [Line Items]
Exercise price | $ / shares	$ 0.77	[1]
Number of options outstanding	2,627	[1]
Weighted-average remaining contractual life (years)	1 year 10 months 24 days
Number of options exercisable	2,626	[1],[2]
April 16, 2024 [Member]
Schedule of Outstanding and Exercisable Stock Options [Line Items]
Exercise price | $ / shares	$ 0.54	[1]
Number of options outstanding	2,578	[1]
Weighted-average remaining contractual life (years)	3 years 3 months 18 days
Number of options exercisable	1,389	[1],[2]
August 15, 2024 [Member]
Schedule of Outstanding and Exercisable Stock Options [Line Items]
Exercise price | $ / shares	$ 0.54	[1]
Number of options outstanding	133	[1]
Weighted-average remaining contractual life (years)	3 years 7 months 6 days
Number of options exercisable	45	[1],[2]
October 17, 2024 [Member]
Schedule of Outstanding and Exercisable Stock Options [Line Items]
Exercise price | $ / shares	$ 0.45	[1]
Number of options outstanding	533	[1]
Weighted-average remaining contractual life (years)	3 years 9 months 18 days
Number of options exercisable	133	[1],[2]
December 13, 2024 [Member]
Schedule of Outstanding and Exercisable Stock Options [Line Items]
Exercise price | $ / shares	$ 0.45	[1]
Number of options outstanding	267	[1]
Weighted-average remaining contractual life (years)	4 years
Number of options exercisable	67	[1],[2]
April 1, 2025 [Member]
Schedule of Outstanding and Exercisable Stock Options [Line Items]
Exercise price | $ / shares	$ 0.62	[1]
Number of options outstanding	100	[1]
Weighted-average remaining contractual life (years)	4 years 3 months 18 days
Number of options exercisable		[1],[2]
September 4, 2025 [Member]
Schedule of Outstanding and Exercisable Stock Options [Line Items]
Exercise price | $ / shares	$ 1.83	[1]
Number of options outstanding	1,746	[1]
Weighted-average remaining contractual life (years)	4 years 9 months 18 days
Number of options exercisable	167	[1],[2]

[1]	Exercise price, number of options and Black-Scholes fair value have been adjusted to reflect the effect of the 1.5:1 share consolidation that took place on November 3, 2025, unless otherwise noted
[2]	Vesting terms range between 1 to 4 years